Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net income	$ (453)	$ 3,441	$ 8,479		$ 9,172		$ 866
Non-cash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of securities available for sale and other assets	89	90	377		(1,737)		(747)
Net (gain) loss on divestitures	3	2	1		(3,081)		0
Loss on extinguishment of debt			0		219		10
Unrealized gains in earnings - net	151	(36)	864		(556)		(343)
Equity in (income) loss from equity method investments, net of dividends or distributions	(22)	(51)	(97)		33		70
Depreciation and other amortization	105	157	585		413		325
Impairments of assets			25		32		80
General operating and other expenses			0		122		82
Changes in operating assets and liabilities:
Insurance reserves	41	(212)	996		1,536		1,972
Premiums and other receivables and payables - net	(17)	61	40		156		575
Funds held relating to Fortitude Re Reinsurance contracts	538	(3,443)	(8,497)		(1,160)		2,351
Reinsurance assets and funds held under reinsurance treaties	58	311	1,086		307		271
Capitalization of deferred policy acquisition costs	(318)	(261)	(1,059)		(1,058)		(889)
Current and deferred income taxes - net	(220)	341	912		169		(1,930)
Other, net	30	93	390		(709)		614
Total adjustments	754	(3,444)	(5,858)		(6,767)		2,461
Net cash provided by operating activities	301	(3)	2,621		2,405		3,327
sales or distributions of:
Available-for-sale securities	2,621	2,795	10,566		10,762		11,929
Other securities	208	123	2,181		318		405
Other invested assets	226	582	1,888		4,615		1,787
Divestitures, net	32	0	0		1,084		0
Maturities of fixed maturity securities available for sale	1,876	2,819	9,621		20,420		15,507
Principal payments received on mortgage and other loans receivable	714	1,618	7,814		6,646		5,961
Purchases of:
Available-for-sale securities	(4,558)	(4,916)	(19,499)		(36,641)		(35,635)
Other securities	(413)	(844)	(3,694)		(1,591)		(117)
Other invested assets	(259)	(512)	(1,662)		(2,498)		(1,962)
Mortgage and other loans receivable	(1,868)	(3,312)	(14,203)		(7,930)		(5,486)
Acquisition of businesses, net of cash and restricted cash acquired	0	(107)	(107)		0		0
Net change in short-term investments	100	982	883		3,439		(1,237)
Net change in derivative assets and liabilities	(301)	(187)	(754)		(507)		1,234
Other, net	145	(287)	(287)		(84)		(295)
Net cash used in investing activities	(1,477)	(1,246)	(7,253)		(1,967)		(7,909)
Proceeds from (payments for):
Policyholder contract deposits	8,226	6,410	26,582		25,443		22,438
Policyholder contract withdrawals	(6,468)	(4,802)	(20,722)		(22,481)		(17,845)
Issuance of long term debt			7,451		0		0
Issuance of short-term debt			1,512		345		0
Repayments of long-term debt			0		(568)		(11)
Repayments of short-term debt			(8,312)		(248)		0
Dividends paid on common stock	(149)	(290)	(876)		0		0
Distributions to Class B shareholder			0		(34)		0
Distributions to AIG			0		(1,543)		(472)
Distributions to noncontrolling interests	(50)	(187)	(477)		(1,611)		(454)
Contributions from noncontrolling interests	25	14	146		296		317
Net change in securities lending and repurchase agreements	(442)	(130)	(647)		9		646
Other, net	26	271	299		81		184
Net cash provided by (used in) financing activities	1,065	1,250	4,674		(753)		4,666
Effect of exchange rate changes on cash and restricted cash	2	(2)	(10)		(2)		7
Net increase (decrease) in cash and restricted cash	(109)	(1)	32		(317)		91
Cash and restricted cash at beginning of year	633	601	601		918		827
Change in cash of businesses held for sale			0		0		0
Cash and restricted cash at end of year	524	600	633		601		918
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Cash	465	583	552		537		654
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows	524	600	633		601		918
Cash paid during the period for:
Interest	83	44	472		364		279
Taxes	4	518	1,101		1,913		1,915
Non-cash investing activities:
Fixed maturity securities, designated available for sale, received in connection with pension risk transfer transactions	(1,424)	0	(1,121)		(2,284)		(1,140)
Fixed maturity securities, designated available for sale, received in connection with reinsurance transactions			(108)		(161)		(424)
Fixed maturity securities, designated available for sale, transferred in connection with reinsurance transactions	456	204	204		647		706
Corebridge distribution of AIG common stock to AIG			0		38		0
Fixed maturity securities, designated as fair value option, transferred to repay debt of consolidated investment entities			0		1,257		0
Fixed maturity securities, designated available for sale, transferred to repay debt of consolidated investment entities			458		605		0
Investment assets transferred in conjunction with fund establishment			19		85		0
Investment assets received in conjunction with fund establishment			49		85		532
Real estate investments transferred in conjunction with fund establishment			305		0		0
Equity securities distributed in lieu of cash to non-consolidated Corebridge affiliate	0	94	94		0		0
Other invested assets securities distributed in lieu of cash to non-consolidated Corebridge affiliate			694		0		0
Minority ownership acquired in Fortitude Holdings			0		(100)		0
Divestiture of certain Cap Corp legal entities			0		56		0
Consideration received from divested businesses			0		3,740		0
Fixed maturity securities, designated available for sale, transferred to non-consolidated Corebridge affiliate			0		423		0
Fixed maturity securities, designated available for sale, transferred from a non-consolidated Corebridge affiliate			0		(423)		0
Non-cash financing activities:
Interest credited to policyholder contract deposits included in financing activities	1,107	854	3,676		3,642		3,786
Fee income debited to policyholder contract deposits included in financing activities	(525)	(420)	(1,694)		(1,690)		(1,710)
Equity interest in funds sold to Corebridge affiliates			0		0		532
Repayments of debt of consolidated investment entities utilizing fixed maturity securities			(474)		(1,862)		0
Issuance of short-term debt by AIG			0		8,300		0
Short-term debt forgiven by AIG			0		(96)		0
Non-cash capital contributions			0		728		85
Non-cash capital distributions			0		(12,197)		(44)
Distribution in lieu of cash, in equity securities, to non-consolidated Corebridge affiliate	0	(94)	(94)		0		0
Distribution in lieu of cash, in Other invested assets securities, to non-consolidated Corebridge affiliate			(694)		0		0
Extinguishment of debt in exchange for partnership interest			(172)		0		0
Redemption of NCI in exchange for partnership interest			(104)		0		0
Fortitude Re funds withheld assets
Non-cash revenues, expenses, gains and losses included in income (loss):
Net (gain) loss on Fortitude Re transactions			0		(26)		20
Net (gain) loss on divestitures			0		(26)		91
Consolidated VIE
Proceeds from (payments for):
Issuance of long term debt	39	729	946		4,683		2,314
Repayments of long-term debt	(142)	(765)	(1,228)		(5,125)		(2,451)
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Cash	96		71		93
Short-term investments
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Restricted cash	55	13	69	[1]	57	[1]	58	[1]
Other assets
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Restricted cash	$ 4	$ 4	$ 12	[1]	$ 7	[1]	$ 206	[1]

[1]	Primarily includes funds held for tax sharing payments to Corebridge Parent, security deposits.